Consolidated Statements of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock and Capital in Excess of Par Value [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2011	$ 45,911	$ 17,036	$ (781)	$ 29,656
Beginning Balance, shares at Dec. 31, 2011		5,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from sales of shares through employee equity incentive plans, net excess tax benefit/tax deficiency, and other, shares		148
Repurchase of common stock, shares		(191.0)
Restricted stock unit withholdings, shares		(13)
Components of comprehensive income, net of tax:
Net income	11,005			11,005
Other comprehensive income (loss)	382		382
Total comprehensive income	11,387
Proceeds from sales of common stock through employee equity incentive plans, net excess tax benefit, and other	2,257	2,257
Share-based compensation	1,108	1,108
Repurchase of common stock	(4,765)	(592)		(4,173)
Restricted stock unit withholdings	(345)	(345)
Cash dividends declared	(4,350)			(4,350)
Ending Balance at Dec. 29, 2012	51,203	19,464	(399)	32,138
Ending Balance, shares at Dec. 29, 2012		4,944
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from sales of shares through employee equity incentive plans, net excess tax benefit/tax deficiency, and other, shares		130
Repurchase of common stock, shares		(94.0)
Restricted stock unit withholdings, shares		(13)
Components of comprehensive income, net of tax:
Net income	9,620			9,620
Other comprehensive income (loss)	1,642		1,642
Total comprehensive income	11,262
Proceeds from sales of common stock through employee equity incentive plans, net excess tax benefit, and other	1,593	1,593
Share-based compensation	1,117	1,117
Repurchase of common stock	(2,147)	(345)		(1,802)
Restricted stock unit withholdings	(293)	(293)
Cash dividends declared	(4,479)			(4,479)
Ending Balance at Dec. 28, 2013	58,256	21,536	1,243	35,477
Ending Balance, shares at Dec. 28, 2013	4,967	4,967
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from sales of shares through employee equity incentive plans, net excess tax benefit/tax deficiency, and other, shares		125
Repurchase of common stock, shares		(332.0)
Restricted stock unit withholdings, shares		(12)
Components of comprehensive income, net of tax:
Net income	11,704			11,704
Other comprehensive income (loss)	(577)		(577)
Total comprehensive income	11,127
Proceeds from sales of common stock through employee equity incentive plans, net excess tax benefit, and other	1,787	1,787
Share-based compensation	1,140	1,140
Temporary equity reclassification	(912)	(912)
Repurchase of common stock	(10,792)	(1,438)		(9,354)
Restricted stock unit withholdings	(332)	(332)
Cash dividends declared	(4,409)			(4,409)
Ending Balance at Dec. 27, 2014	$ 55,865	$ 21,781	$ 666	$ 33,418
Ending Balance, shares at Dec. 27, 2014	4,748	4,748